Segment - Summary of revenue generated for the respective countries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment
Net revenues	$ 160,017	$ 125,258	$ 95,357
PRC
Segment
Net revenues	141,926	105,380	71,214
Hong Kong
Segment
Net revenues	17,004	18,287	22,766
Others
Segment
Net revenues	$ 1,087	$ 1,591	$ 1,377